Document and Entity Information	Nov. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001643154
Document Type	8-K
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	IANTHUS CAPITAL HOLDINGS, INC.
Entity Incorporation State Country Code	A1
Entity File Number	000-56228
Entity Tax Identification Number	98-1360810
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 414
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(646)
Local Phone Number	518-9411
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false